Other Non-Current Assets	6 Months Ended
Jun. 30, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other non-current assets	OTHER NON-CURRENT ASSETS
Other non-current assets are comprised of the following:

(in thousands of $)	June 30, 2023	December 31, 2022
Oil derivative instrument (note 21)	107,955	182,795
Gas derivative instrument (note 21)	101,542	196,184
MTM asset on IRS derivatives (note 21)	47,960	54,970
MTM asset on TTF linked commodity swap derivatives (note 21)	46,565	39,785
Operating lease right-of-use-assets (1)	8,252	5,653
Others (2)	143,412	32,652
Other non-current assets	455,686	512,039
(1) Operating lease right-of-use-assets mainly comprise of our office leases.
(2) Included within “Others” as of June 30, 2023 and December 31, 2022 are pre-commissioning contractual cash flows in relation to the Gimi LOA of $25.4 million and $nil, and capitalized engineering costs, long lead items and deposit for a donor vessel of $38.0 million, $59.8 million and $15.5 million; and $16.7 million, $10.4 million and $nil, in relation to our MKII FLNG project, respectively (note 23).